Composition of GACN (Details) - item	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Number of subsidiaries	24	24	24
Airports
Disclosure of transactions between related parties [line items]
Number of subsidiaries	13	13	13
Hotels
Disclosure of transactions between related parties [line items]
Number of subsidiaries	2	2	2
Services
Disclosure of transactions between related parties [line items]
Number of subsidiaries	9	9	9